UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     35
Form 13F Information Table Value Total:     $22,277




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                   MKT VALUE  TOTAL #    PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    CLASS   CUSIP NO  (x$1000)  OF SHARESH          DSCRETN  MANAGERS

ABBOTT LABORATORIES               COM     002824100        503  10,497SH          DEFINED         0
AON CORP                          COM     037389103        554  12,050SH          DEFINED         0
AT&T INC                          COM     00206R102        677  23,045SH          DEFINED         0
BERKSHIRE HATHAWAY INC CLASS B    COM     084670702        701   8,745SH          DEFINED         0
BRISTOL-MYERS SQUIBB CO           COM     110122108        665  25,110SH          DEFINED         0
CHEVRON CORP NEW                  COM     166764100        616   6,750SH          DEFINED         0
CHUBB CORP                        COM     171232101        692  11,605SH          DEFINED         0
DELL INC                          COM     24702R101        404  29,810SH          DEFINED         0
DIAGEO PLC - SPONSORED ADR        COM     25243Q205        529   7,117SH          DEFINED         0
DTE ENERGY CO                     COM     233331107        616  13,590SH          DEFINED         0
EMERSON ELECTRIC COMPANY          COM     291011104        742  12,985SH          DEFINED         0
ENERGY TRANSFER PARNERS LP        COM     29273R109        687  13,260SH          DEFINED         0
FLUOR CORP (NEW)                  COM     343412102        511   7,710SH          DEFINED         0
GENERAL ELECTRIC COMPANY          COM     369604103        360  19,685SH          DEFINED         0
HONEYWELL INTERNATIONAL INC       COM     438516106        723  13,605SH          DEFINED         0
INTEL CORPORATION                 COM     458140100        790  37,579SH          DEFINED         0
INTERNATIONAL BUSINESS MACHINE    COM     459200101        731   4,979SH          DEFINED         0
JOHNSON & JOHNSON                 COM     478160104        872  14,098SH          DEFINED         0
JPMORGAN CHASE & CO               COM     46625H100        336   7,931SH          DEFINED         0
KIMBERLY CLARK                    COM     494368103        678  10,748SH          DEFINED         0
KRAFT FOODS INC-A                 COM     50075N104        654  20,765SH          DEFINED         0
KROGER COMPANY                    COM     501044101        516  23,055SH          DEFINED         0
MARSH & MCLENNAN COS INC          COM     571748102        542  19,820SH          DEFINED         0
MICROSOFT CORP                    COM     594918104        583  20,886SH          DEFINED         0
NESTLE SA SPNSRD ADR REP RG SH    COM     641069406        990  16,863SH          DEFINED         0
PFIZER INC                        COM     717081103        572  32,695SH          DEFINED         0
PROCTER AND GAMBLE COMPANY        COM     742718109        633   9,845SH          DEFINED         0
QUALCOMM INC                      COM     747525103        633  12,800SH          DEFINED         0
SPDR TRUST UNIT SER 1             COM     78462F103      1,603  12,750SH          DEFINED         0
SYSCO CORP                        COM     871829107        579  19,690SH          DEFINED         0
UNITEDHEALTH GROUP INC            COM     91324P102        284   7,865SH          DEFINED         0
VERIZON COMMUNICATIONS            COM     92343V104        657  18,368SH          DEFINED         0
WELLPOINT INC                     COM     94973V107        565   9,945SH          DEFINED         0
WELLS FARGO & CO (NEW)            COM     949746101        521  16,821SH          DEFINED         0
YUM! BRANDS INC                   COM     988498101        555  11,325SH          DEFINED         0


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